CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS)
Revenue	$ 433.3	$ 435.4	$ 872.9	$ 853.1
Cost of sales	(211.0)	(206.7)	(424.7)	(461.0)
Administrative expenses	(77.3)	(81.4)	(140.8)	(252.6)
Other income	1.4	0.9	2.0	1.6
Operating income	146.4	148.2	309.4	141.1
Finance income	(35.6)	(43.0)	(56.1)	(24.3)
Finance costs	114.3	279.2	228.7	1,812.7
Income/(loss) before income tax	67.7	(88.0)	136.8	(1,647.3)
Income tax expense	(35.4)	(36.3)	(73.8)	(34.3)
Income/(loss) for the period	32.3	(124.3)	63.0	(1,681.6)
Attributable to:
Owners of the Company	35.4	(121.1)	68.5	(1,674.4)
Non-controlling interests	(3.1)	(3.2)	(5.5)	(7.2)
Income/(loss) for the period	$ 32.3	$ (124.3)	$ 63.0	$ (1,681.6)
Income/(loss) per share ($) - basic	$ 0.11	$ (0.36)	$ 0.2	$ (5.03)
Income/(loss) per share ($) - diluted	$ 0.1	$ (0.36)	$ 0.2	$ (5.03)
Items that may be reclassified to income or loss
Exchange differences on translation of foreign operations	$ 63.8	$ (7.0)	$ 139.0	$ 1,036.5
Other comprehensive income for the period, net of taxes	63.8	(7.0)	139.0	1,036.5
Total comprehensive income/(loss) for the period	96.1	(131.3)	202.0	(645.1)
Attributable to:
Owners of the Company	91.6	(107.1)	188.4	(610.3)
Non-controlling interests	4.5	(24.2)	13.6	(34.8)
Total comprehensive income/(loss) for the period	$ 96.1	$ (131.3)	$ 202.0	$ (645.1)